May 10, 2006

Ms. Pamela A. Long
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Station Place
100 F Street, N.E.
Washington, DC 20549-7010

    Re:
    The Stanley Works Capital Trust I
    The Stanley Works
    Registration Statement on Form S-4
    Filed April 5, 2006
    File No. 333-133027

Dear Ms. Long:

        On behalf of our clients, The Stanley Works (the "Company") and The Stanley Works Capital Trust I (the "Trust" and, together with the Company, the "Registrants"), we hereby electronically transmit for filing under the Securities Act of 1933, as amended (the "Securities Act"), pursuant to Regulation S-T, Amendment No. 1 ("Amendment No. 1") to the Registration Statement (the "Registration Statement") on Form S-4 (File No. 333-133027). The changes in Amendment No. 1 include those made in response to the comments of the staff of the Securities and Exchange Commission (the "Staff") set forth in your letter dated May 3, 2006 (the "Comment Letter").

        Set forth below are the Registrants' responses to the comments raised in the Comment Letter. For the convenience of the Staff, each comment in the Comment Letter is reprinted in bold and italics and is followed by the corresponding response of the Registrants.

General

  1.
  Prior to effectiveness, please provide us with a supplemental letter stating that you are registering the exchange offer in reliance on the staff's position enunciated in the Exxon Capital Holdings Corporation (May 13, 1998), Shearman & Sterling (July 2, 1993), and Morgan Stanley & Co. Incorporated (June 5, 1991) no-action letters. Also include the supplemental representations from Shearman & Sterling and Morgan Stanley & Co. Incorporated. Please be sure to file this letter on Edgar.

    The requested letter is being filed as correspondence with Amendment No. 1.

Exhibit 5.1 Legal Opinion

  2.
  Please replace the phrase "including the Company" with language that excludes both the Company and the Trust (as defined in the opinion) from the assumptions counsel makes in the first full sentence in the carryover paragraph on page 3, as these are matters that underlie counsel's opinion. Since it appears that the opinion filed as Exhibit 5.2 is intended to cover these matters as they relate to the Company and Connecticut law, we will not object if you state that you are relying on Ms. Sherer's opinion in this regard. In this case, Ms. Sherer's opinion should also be revised to reflect that she is aware of and has consented to Skadden's reliance on her opinion.

    Ms. Kathryn P. Sherer, Assistant General Counsel of the Company, will be providing the legality opinion, which will not include the Company or the Trust in the referenced assumption. Ms. Sherer's opinion is being filed as Exhibit 5.1 to Amendment No.1. Ms. Sherer, in her opinion, will rely on the opinion of Skadden, Arps, Slate, Meagher & Flom LLP (which is being filed as Exhibit 5.2 to Amendment No.1) as to matters governed by New York and Delaware law.

  3.
  We note that your legality opinion is limited to laws that "in our experience, are normally applicable to transactions of the type contemplated by the Exchange Offer.... "Please delete the phrase "in our experience" and make clear that your opinion relates to laws that apply to securities of the type contemplated by the Indenture and the Guarantee, rather than transactions of the type contemplated by the Exchange Offer.

    Counsel's opinion has been revised accordingly.

  4.
  Please delete the assumption that the choice of law provision of the Indenture and Guarantee "is a valid and legal provision...." Note that we will not object to the qualification that the opinion is subject to general principles of equity.

    Counsel's New York and Delaware opinion included as Exhibit 5.2 has been revised to limit the referenced assumption only to Connecticut law. Exhibit 5.1 contains no such assumption.

Exhibit 8.1 Tax Opinion

  5.
  Please replace the statement that the prospectus summary presents "a fair and accurate summary of the United States federal income tax consequences described therein" with a statement confirming that the disclosure in the prospectus constitutes counsel's opinion. If you choose to submit a short form tax opinion, the disclosure in the prospectus must also clearly state that each material tax consequence discussed is the opinion of counsel. In addition, please delete reference in the prospectus and the opinion to "certain" tax consequences to clarify that you are discussing all "material," rather than "certain" or "certain material" tax considerations.

    In response to the Staff's comment the disclosure on page 72 of Amendment No. 1 has been revised (i) to state that the summary describes the material tax consequences of ownership of Preferred Securities, and (ii) to include a statement to the effect that "The statements of law or legal conclusions in this discussion constitute the opinion of Skadden, Arps, Slate, Meagher & Flom LLP, tax counsel to the Company and the Trust".

    In addition, counsel's opinion (Exhibit 8.1) has been revised to include, in addition to the opinion that the disclosure constitutes a fair and accurate summary of the United States federal income tax consequences, two specific opinions as to the classification of the subordinated debt securities and the Trust for United States federal income tax purposes.

  6.
  Please revise the sentence in the final paragraph beginning "[t]his opinion is expressed as of the date hereof..." to indicate that the opinion is as of the date of effectiveness of the registration statement.

    Counsel's opinion has been revised accordingly.

* * * *

        If you have any questions regarding the responses to the comments of the Staff, or require additional information, please contact the undersigned at (212) 735-2918.

Very truly yours,
/s/ Gregory A. Fernicola
cc:
Mr. Bruce H. Beatt, Esq.